Harbor Core Bond Fund Expense Example - Harbor Core Bond Fund	Oct. 31, 2025 USD ($)
Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	88
Expense Example, with Redemption, 5 Years	155
Expense Example, with Redemption, 10 Years	354
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	200
Expense Example, with Redemption, 10 Years	$ 454